Segment information - Other (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment information
Total net revenues	$ 13,357,812	¥ 92,994,418	¥ 84,523,948	¥ 72,912,313
Product revenues
Segment information
Total net revenues	12,744,019	88,721,311	81,510,275	71,171,653
Apparel
Segment information
Total net revenues		33,575,532	30,446,797	24,642,418
Shoes and bags
Segment information
Total net revenues		9,045,520	8,442,178	8,340,015
Cosmetics
Segment information
Total net revenues		14,645,878	11,700,310	10,607,267
Sportswear and sporting goods
Segment information
Total net revenues		7,333,523	5,699,740	4,747,077
Home goods and other lifestyle products
Segment information
Total net revenues		8,306,962	9,808,677	9,875,682
Toys, kids and baby
Segment information
Total net revenues		10,096,808	8,013,615	6,978,246
Other goods
Segment information
Total net revenues		5,717,088	7,398,958	5,980,948
Other revenues
Segment information
Total net revenues	$ 613,793	¥ 4,273,107	¥ 3,013,673	¥ 1,740,660